UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      219,186
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                     COM            88579y101     2817    31580 SH       SOLE                 31580      0    0
ABBOTT LABORATORIES            COM            002824100     3008    49070 SH       SOLE                 49070      0    0
AMAZON COM INC                 COM            023135106     1661     8200 SH       SOLE                  8200      0    0
AMERICAN TOWER REIT COM        COM            03027x100     6380   101242 SH       SOLE                101242      0    0
AMPHENOL CORP CLASS A          COM            032095101     2032    34000 SH       SOLE                 34000      0    0
APPLE INC                      COM            037833100     9860    16445 SH       SOLE                 16445      0    0
AT&T INC                       COM            00206R102     2787    89252 SH       SOLE                 89252      0    0
AUTOMATIC DATA PROCESSING INC. COM            053015103     2780    50377 SH       SOLE                 50377      0    0
BLACKROCK INC COM              COM            09247X101     3154    15395 SH       SOLE                 15395      0    0
BOEING CO                      COM            097023105     4267    57371 SH       SOLE                 57371      0    0
CELGENE CORP                   COM            151020104     9381   121017 SH       SOLE                121017      0    0
CHEVRON CORP                   COM            166764100     6368    59402 SH       SOLE                 59402      0    0
CITIGROUP INC                  COM            172967101     2047    56000 SH       SOLE                 56000      0    0
COCA-COLA CO                   COM            191216100     2860    38643 SH       SOLE                 38643      0    0
COGNIZANT TECH SOLUTIONS CL A  COM            192446102     5692    73970 SH       SOLE                 73970      0    0
COMCAST CORP CL A              COM            20030N101     2410    80300 SH       SOLE                 80300      0    0
CONOCOPHILLIPS                 COM            20825C104     6292    82775 SH       SOLE                 82775      0    0
DIAGEO PLC SPON ADR-NEW        COM            25243q205     2940    30465 SH       SOLE                 30465      0    0
EMERSON ELECTRIC CO            COM            291011104     2723    52190 SH       SOLE                 52190      0    0
EXPRESS SCRIPTS HLDG CO        COM            30219g108     6116   112890 SH       SOLE                112890      0    0
GENERAL ELECTRIC CO            COM            369604103     2896   144297 SH       SOLE                144297      0    0
GENUINE PARTS CO               COM            372460105     2893    46105 SH       SOLE                 46105      0    0
GLAXOSMITHKLINE PLC SP ADR     COM            37733W105     2737    60955 SH       SOLE                 60955      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104     1604    12900 SH       SOLE                 12900      0    0
GOOGLE INC                     COM            38259P508     8491    13241 SH       SOLE                 13241      0    0
ILLINOIS TOOL WORKS INC        COM            452308109     3088    54065 SH       SOLE                 54065      0    0
INTEL CORP                     COM            458140100     3075   109370 SH       SOLE                109370      0    0
INTL BUSINESS MACHINES CORP    COM            459200101     7178    34404 SH       SOLE                 34404      0    0
INTUITIVE SURGICAL INC         COM            46120E602     7396    13652 SH       SOLE                 13652      0    0
JOHNSON & JOHNSON              COM            478160104     2726    41335 SH       SOLE                 41335      0    0
KIMBERLY CLARK CORP            COM            494368103     2807    37983 SH       SOLE                 37983      0    0
LAS VEGAS SANDS CORP           COM            517834107     5721    99375 SH       SOLE                 99375      0    0
MASTERCARD INC                 COM            57636Q104     3196     7600 SH       SOLE                  7600      0    0
MCDONALDS CORP                 COM            580135101     7898    80509 SH       SOLE                 80509      0    0
MICROSOFT CORP                 COM            594918104     3103    96195 SH       SOLE                 96195      0    0
NEXTERA ENERGY INC             COM            65339F101     2809    45992 SH       SOLE                 45992      0    0
ORACLE CORP                    COM            68389X105     5600   192045 SH       SOLE                192045      0    0
PEPSICO INC                    COM            713448108     2726    41085 SH       SOLE                 41085      0    0
PFIZER INC                     COM            717081103     2941   129885 SH       SOLE                129885      0    0
PHILIP MORRIS INTL INC         COM            718172109    10353   116835 SH       SOLE                116835      0    0
PRAXAIR INC                    COM            74005P104     2098    18300 SH       SOLE                 18300      0    0
PRICELINE.COM INC (NEW)        COM            741503403     6485     9038 SH       SOLE                  9038      0    0
PROCTER & GAMBLE CO            COM            742718109     2748    40883 SH       SOLE                 40883      0    0
QUALCOMM INC                   COM            747525103     8456   124245 SH       SOLE                124245      0    0
QUANTA SERVICES INC            COM            74762e102     1774    84900 SH       SOLE                 84900      0    0
SCHLUMBERGER LTD               COM            806857108     3709    53045 SH       SOLE                 53045      0    0
SOUTHERN CO                    COM            842587107     2811    62557 SH       SOLE                 62557      0    0
SPDR GOLD TR GOLD SHS          COM            78463V107      355     2190 SH       SOLE                  2190      0    0
SYSCO CORP                     COM            871829107     2718    91010 SH       SOLE                 91010      0    0
UNITED PARCEL SERVICE CL B     COM            911312106     2918    36155 SH       SOLE                 36155      0    0
UNITED TECHNOLOGIES CORP       COM            913017109     4399    53037 SH       SOLE                 53037      0    0
VISA INC COM CL A              COM            92826C839     5900    50000 SH       SOLE                 50000      0    0


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